UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

N16 W23217 Stone Ridge Drive,
Suite 310
Waukesha, WI  53188
(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive,
 Suite 310
Waukesha, WI  53188
     (Name and address of agent for service)

1-855-739-9950
    (Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

Semiannual Report
March 31, 2017

Provident Trust Strategy Fund
(PROVX)

A NO-LOAD MUTUAL FUND

TABLE OF CONTENTS

Letter to Shareholders	2

Expense Example	4

Industry Sectors	5

Schedule of Investments	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	15

Provident Trust Strategy Fund (PROVX)
Letter to Shareholders (Unaudited)

April 1, 2017

Dear Fellow Provident Trust Strategy Fund Shareholders,

For the first six months of PROVX’s fiscal year beginning October 1, 2016, the Fund advanced +11.92% vs. the S&P 500’s +10.12% gain. PROVX gained +5.19% for the March quarter vs. the S&P 500’s +6.07% gain. During Provident Trust Company’s tenure as portfolio manager (September 9, 2002), PROVX gained +255.93% cumulatively vs. 252.68% for the S&P 500, while maintaining 21.0% average month end portfolio liquidity. The top contributors for the March quarter were Visa Inc., Alphabet, Inc. and Cognizant Technology Solutions Corp., while T. Rowe Price Group Inc., CVS Health Corp. and cash lagged. PROVX was 86.7% invested in equities on March 31, 2017, and the Fund’s top ten holding represent 73.4% of total net assets. We believe the following investment practices differentiate PROVX:

–	PROVX seeks to serve as the sole/core fund choice for investors seeking long-term growth of inflation adjusted purchasing power.

–
Flexible asset allocation; with PROVX’s equity exposure ranging from 30% to 97% during our tenure as portfolio manager. PROVX is a concentrated portfolio with the top ten equity positions representing 73.4% of total net assets.

–	PROVX is actively managed, with 91.6% of PROVX different from the weightings of the S&P 500.

–	Long-term investment horizon. Our three year average portfolio turnover is 6.68%.

–	Steady adherence to our growth at reasonable valuation (GARV) investment strategy.

–	Manager commitment, the portfolio managers own over 7% of PROVX.

We forecast a ninth consecutive year of 3-4% nominal GDP growth, including 1-2% inflation; Grant’s Interest Rate Observer reports grocery prices declined year/year for 23 consecutive months. We forecast the continued trends of moderate inflation/economic growth will result in a higher stock market valuation.

Trends since the prior economic peak are positive.

–	Consumer confidence is at a 16 year high and consumer net worth is a record $95T, a +39% gain since 2008 (see chart 1).

–	Existing home prices are at a record $242K while the supply of existing homes for sale is only four months, a 40 year low.

–	The 10-year Treasury yield minus the fed funds rate is a positive 1.75%; recessions occur after the yield curve has inverted.

–	We believe investors will be rewarded for 20 years of 2% average inflation (see chart 2) by an expansion in the S&P 500’s price/earnings valuation to 20-25X.

For calendar 2017, we continue to forecast a +10% S&P 500 stock market return based on $110 S&P 500 earnings and a $50 S&P 500 dividend. Investors, who routinely buy and sell at the wrong time, invested $1.5T into bond funds vs. $0 into equity funds over the last ten years (source: BAML). We expect mutual fund investors will “chase” the stock market’s recent stellar returns.

During the quarter, we reduced Accenture PLC, PNC Financial Services Group, Inc. and Visa Inc. to offset shareholder redemptions.

Thank you for your interest in Provident Trust Strategy Fund.

J. Scott Harkness, CFA
President

The Fund’s 1-year and annualized 5-year and 10-year returns through March 31, 2017 were: 8.78%, 10.38% and 7.14%, respectively. The S&P 500, the Fund’s benchmark index, 1-year and annualized 5-year and 10-year returns through March 31, 2017 were: 17.17%, 13.30% and 7.51%, respectively.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance since the above time period may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.provfunds.com.

Although the Fund is no load, management and other expenses still apply. As per the Fund’s Prospectus dated January 31, 2017, the total annual gross operating expenses as a percentage of the value of your investment, which incorporates indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds otherwise known as Acquired Fund Fee Expenses or AFFE, for the fiscal year ended September 30, 2016 was 1.06%. After fee waivers and/or expense reimbursements, the total annual net expense ratio, or what the investor pays, was 1.01%. Provident has contractually agreed to cap the ratio of expenses to average net assets at 1.00% through January 31, 2018.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in smaller and medium sized companies, which involve additional risk such as more limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments in this report.

Earnings Yield: The earnings per share for the most recent 12-month period divided by the current market price per share.

EPS: Earnings per Share

GDP: Gross Domestic Product

ISI: International Strategy & Investment

Price/Earnings: the ratio for valuing a company that measures its current share price relative to its per-share earnings.

Portfolio Liquidity: Cash, money market and bond portfolio component.

S&P 500: An unmanaged index, consisting of 500 selected common stocks, commonly used to measure the performance of U.S. stocks. It is not possible to invest directly into an index.

Earnings Growth is a measure of a company’s net income over a specific period, is a key indicator for measuring a company’s success, and the driving force behind stock price appreciation. Earnings growth is not a measure of the Fund’s future performance.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Current and future holdings are subject to risk.

Stocks are generally perceived to have more financial risk than bonds in that bond holders have a claim on firm operations or assets that is senior to that of equity holders. In addition, stock prices are generally more volatile than bond prices. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities. Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange. Depending on the entity issuing the bond, it may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company. There is typically no guarantee of any kind associated with the purchase of an individual stock. Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern. The tax treatment of returns of bonds and stocks also differs given differential tax treatment of income versus capital gain. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

You may obtain a hardcopy of the prospectus and the most recent performance data by calling (855) 739-9950 (also available at www.provfunds.com). Please read the statutory and summary prospectus carefully to consider the investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and more information. Please read the prospectus carefully before investing.

Provident Trust Strategy Fund
Expense Example (Unaudited)

As a shareholder of the Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/01/16	3/31/17	10/01/16 – 3/31/17
Provident Trust Strategy Fund
Actual	$1,000.00	$1,119.20	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2016 and March 31, 2017).

Provident Trust Strategy Fund
Industry Sectors (Unaudited)
Percentage of Net Assets
March 31, 2017

Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Cost	Value
COMMON STOCKS – 86.7% (a)

	Airlines – 6.3%
143,610	Southwest Airlines Co.	$2,456,018	$7,720,474

	Athletic Footwear – 1.7%
37,000	Nike, Inc., Cl B	2,202,381	2,062,010

	Commercial Services, Finance – 2.8%
79,760	PayPal Holdings, Inc.*	2,484,205	3,431,275

	Computer Services – 16.6%
62,760	Accenture PLC, Cl A	1,824,144	7,523,669
217,520	Cognizant Technology Solutions Corp., Cl A*	3,289,094	12,946,789
		5,113,238	20,470,458

	Distribution/Wholesale – 2.3%
55,100	Fastenal Co.	1,206,509	2,837,650

	Finance, Credit Card – 9.8%
136,110	Visa Inc.	2,250,668	12,096,096

	Finance, Investment Banker/Broker – 3.9%
117,915	The Charles Schwab Corp.	3,423,531	4,812,111

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Schedule of Investments (Continued)
March 31, 2017 (Unaudited)

Shares or
Principal
Amount		Cost	Value
COMMON STOCKS – 86.7% (a) (Continued)

	Investment Management/Advisory Services – 3.5%
62,900	T. Rowe Price Group Inc.	$5,195,008	$4,286,635

	Medical, Health Maintenance Organization – 6.4%
48,470	UnitedHealth Group Inc.	2,647,058	7,949,565

	Retail, Building Products – 5.7%
47,530	The Home Depot, Inc.	3,971,270	6,978,830

	Retail, Drug Stores – 3.0%
47,970	CVS Health Corp.	4,737,806	3,765,645

	Retail, Major Department Stores – 5.9%
91,560	The TJX Companies, Inc.	1,370,845	7,240,565

	Super-Regional Banks – United States – 6.6%
68,120	PNC Financial Services Group, Inc.	3,619,855	8,190,749

	Web Portals/Internet Service Providers – 12.2%
9,000	Alphabet, Inc., Cl A*	2,346,650	7,630,200
9,000	Alphabet, Inc., Cl C*	2,332,746	7,466,040
		4,679,396	15,096,240
	Total common stocks	45,357,788	106,938,303

SHORT-TERM INVESTMENTS – 13.3% (a)

	Money Market Fund – 3.6%
4,504,300	Invesco Treasury Portfolio Institutional Class, 0.59%^	4,504,300	4,504,300

	U.S. Treasury Securities – 9.7%
$12,000,000	U.S. Treasury Bills, 0.67%, due 5/11/2017†	11,991,411	11,990,892
	Total short-term investments	16,495,711	16,495,192
	Total investments – 100.0%	$61,853,499	123,433,495
	Liabilities, less other assets – 0.0% (a)		(24,156)
	TOTAL NET ASSETS – 100.0%		$123,409,339

(a)	Percentages for the various classifications relate to net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of March 31, 2017.
†	The rate shown is the yield as of March 31, 2017.
PLC – Public Limited Company

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Statement of Assets and Liabilities
March 31, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $61,853,499)	$123,433,495
Receivables from shareholders for purchases	76,725
Dividends and interest receivable	9,010
Prepaid expenses	14,434
Total assets	123,533,664

LIABILITIES:
Payable to adviser for management fees	68,303
Payable to shareholders for redemptions	3,036
Payable to directors	5,359
Other liabilities	47,627
Total liabilities	124,325

Net assets	$123,409,339

NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000 shares
authorized; 10,146,911 shares outstanding	$58,511,002
Net unrealized appreciation on investments	61,579,996
Accumulated net realized gain on investments	3,324,962
Undistributed net investment loss	(6,621)
Net assets	$123,409,339

CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share
($123,409,339 ÷ 10,146,911 shares outstanding)	$12.16

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statement of Operations
For the Six Month Period Ending March 31, 2017 (Unaudited)

INCOME:
Dividends	$634,539
Interest	12,131
Total investment income	646,670

EXPENSES:
Management fees	397,381
Transfer agent fees	65,568
Administration and accounting services	59,011
Professional fees	26,131
Registration fees	13,623
Directors fees	9,824
Printing and postage expense	7,024
Custodian fees	5,856
Other expenses	29,790
Total expenses before reimbursement	614,208
Less expenses reimbursed by adviser	(18,371)
Total expenses	595,837
NET INVESTMENT INCOME	50,833
NET REALIZED GAIN ON INVESTMENTS	3,354,413
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	10,007,686
NET GAIN ON INVESTMENTS	13,362,099
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,412,932

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statements of Changes in Net Assets
For the Six Month Period Ending March 31, 2017 (Unaudited) and For the Year Ended September 30, 2016

	2017	2016
OPERATIONS:
Net investment income	$50,833	$113,648
Net realized gain on investments	3,354,413	2,747,599
Net change in unrealized appreciation on investments	10,007,686	3,613,850
Net increase in net assets from operations	13,412,932	6,475,097

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.00983 and $0.00911 per share, respectively)	(99,472)	(85,372)
Distributions from net realized gains
($0.2212 and $0.8564 per share, respectively)	(2,237,700)	(8,023,034)
Total distributions	(2,337,172)	(8,108,406)

FUND SHARE ACTIVITIES:
Proceeds from shares issued
(450,451 and 1,753,049 shares, respectively)	5,289,445	19,802,015
Net asset value of shares issued in distributions reinvested
(198,081 and 731,491 shares, respectively)	2,311,613	8,031,774
Cost of shares redeemed
(774,564 and 1,409,470 shares, respectively)	(9,071,888)	(15,891,800)
Net increase (decrease) in net assets derived from Fund share activities	(1,470,830)	11,941,989
TOTAL INCREASE	9,604,930	10,308,680

NET ASSETS AT THE BEGINNING OF THE PERIOD	113,804,409	103,495,729
NET ASSETS AT THE END OF THE PERIOD
(Includes undistributed net investment (loss) income of
($6,621) and $42,018, respectively)	$123,409,339	$113,804,409

The accompanying notes to financial statements are an integral part of these statements.

Provident Trust Strategy Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Month Period
	Ending
	March 31,		Years Ended September 30,
	2017		2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.08		$11.25	$11.55	$10.35	$9.32	$7.66
Income from investment operations:
Net investment income (loss)(1)	0.01		0.01	0.02	(0.00)*	(0.00)*	0.02
Net realized and unrealized
gains on investments	1.30		0.69	0.59	1.35	1.29	1.65
Total from investment operations	1.31		0.70	0.61	1.35	1.29	1.67
Less distributions:
Distributions from net investment income	(0.01)		(0.01)	(0.01)	—	(0.03)	(0.01)
Distributions from net realized gains	(0.22)		(0.86)	(0.90)	(0.15)	(0.23)	—
Total from distributions	(0.23)		(0.87)	(0.91)	(0.15)	(0.26)	(0.01)
Net asset value, end of period	$12.16		$11.08	$11.25	$11.55	$10.35	$9.32

TOTAL RETURN	11.92	%(2)	6.25%	5.41%	13.15%	14.40%	21.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	123,409		113,804	103,496	127,070	171,408	166,685
Ratio of expenses to average net assets:
Before expense reimbursement	1.03	%(3)	1.05%	1.01%	0.92%	1.00%	0.95%
After expense reimbursement	1.00	%(3)	1.00%	1.00%	0.92%	1.00%	0.95%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.05	%(3)	0.05%	0.12%	(0.02%)	(0.01%)	0.26%
After expense reimbursement	0.08	%(3)	0.10%	0.13%	(0.02%)	(0.01%)	0.26%
Portfolio Turnover Rate	1	%(2)	4%	10%	14%	9%	33%

*	Amount is less than $0.005.
(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Notes to Financial Statements
March 31, 2017 (Unaudited)

(1)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of Provident Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and accordingly follows the investment company accounting and reporting guidance. The Company consists of one non-diversified fund – Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is long-term growth of capital.

(a)
Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term U.S. Treasury Bills are valued using an evaluated bid from a pricing service.  Money market funds are valued at net asset value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2017, there were no securities that were internally fair valued. For financial reporting purposes, investment transactions are recorded on the trade date.

In determining fair value, the Fund uses various valuation approaches. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 —	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2017, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1 — Common Stocks	$106,938,303
Short-Term Money Market Fund	4,504,300
Total Level 1	111,442,603
Level 2 — Short-Term U.S. Treasury Securities	11,990,892
Level 3 —	—
Total	$123,433,495

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the period ended March 31, 2017, the Fund did not recognize any transfers between levels. The Fund did not invest in any level 3 investments during the year.

See the Schedule of Investments for investments detailed by industry classification.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2017 (Unaudited)

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities. For the six month period ending March 31, 2017, there were no such securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund records the amortization and accretion of discounts and premiums on securities purchased using the effective interest method in accordance with GAAP.

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for federal income or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

(g)
The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six month period ending March 31, 2017, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2017, open federal tax years include tax years ended September 30, 2013 through 2016. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)
GAAP requires that certain components of net assets relating to permanent differences be reclassified for financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share.

(i)
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statement disclosures.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties

The Company, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with Provident Trust Company (“PTC”), with whom certain officers and a director of the Fund are affiliated, to serve as the investment adviser. Under the terms of the Advisory Agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets, 0.65% on the daily net assets in excess of $30,000,000 and less than or equal to $100,000,000 and 0.60% on the daily net assets over $100,000,000. The Fund is responsible for paying a share of the compensation, benefits and expenses of its Chief Compliance Officer. For administrative convenience, PTC initially makes these payments and is later reimbursed by the Fund.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2017 (Unaudited)

Pursuant to an expense cap/reimbursement agreement between PTC and the Company, PTC has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement will continue in effect until January 31, 2018, with successive renewal terms of one year unless terminated by PTC or the Company prior to any such renewal. PTC is entitled to recoup such amounts from the Fund for a period of up to three years from the date PTC reduced its compensation and/or assumed expenses for the Fund. At March 31, 2017, the cumulative unreimbursed amount paid by PTC is $89,442. PTC may recoup all or a portion of this amount no later than the dates stated below:

September 30, 2018	September 30, 2019	September 30, 2020
$16,652	$54,419	$18,371

The Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may charge a distribution and service fee equal to 0.25% (on an annualized basis) of the Fund’s average daily net assets. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ending March 31, 2017, no such expenses were charged to shareholders.

Under the Company’s organizational documents, each director, officer, employee or other agent of the Company is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Company, on behalf of the Fund, enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

At March 31, 2017, 33.06% of the outstanding shares of the Fund are owned by PTC.

(3)	Credit Agreement

U.S. Bank, N.A. has made available to the Fund an unsecured line of credit for the lesser of $11,000,000 or 33.33% of the value of the Fund’s assets held at U.S. Bank, N.A., pursuant to an amended Credit Agreement (“Agreement”) effective January 29, 2017, for the purpose of having cash available to satisfy redemption requests subject to certain restrictions and covenants. Principal and interest on such loan under the Agreement is due not more than 20 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the current prime rate minus one percent on the amount borrowed (3.00% on March 31, 2017). The Agreement expires on January 28, 2018, however is renewable annually. During the six month period ending March 31, 2017, the Fund did not utilize the lines of credit.

(4)	Distributions to Shareholders

Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date.  On December 16, 2016, the Board of Directors declared a distribution of $0.00983475 per share from net investment income, $0.00002 per share from short-term capital gains, which will be treated as ordinary income, and $0.22122 from long-term capital gains, payable to shareholders of record on December 15, 2016.

(5)	Investment Transactions

For the six months period ending March 31, 2017, purchases and proceeds of sales of investment securities (excluding short-term securities and government securities) were $1,098,922 and $5,505,015, respectively.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2017 (Unaudited)

(6)	Income Tax Information

The following information for the Fund is presented on an income tax basis as of September 30, 2016:

			Net		Distributable
	Gross	Gross	Unrealized	Distributable	Long-Term
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Capital
Investments	Appreciation	Depreciation	on Investments	Income	Gains
$62,263,995	$53,307,755	$(1,764,734)	$51,543,021	$42,150	$2,237,406

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the six month period ending March 31, 2017 and the year ended September 30, 2016 are:

March 31, 2017		September 30, 2016
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Distributions	Distributions
$99,675	$2,237,497	$113,571	$7,994,835

(7)	Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Provident Trust Strategy Fund
Additional Information (Unaudited)

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-739-9950 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at http://www.provfunds.com or the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available without charge by calling 1-855-739-9950, or on the Fund’s website at http://www.provfunds.com, or the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Provident Trust Strategy Fund
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

BOARD OF DIRECTORS
JOHN F. HENSLER
ROBERT H. MANEGOLD
THOMAS N. TUTTLE, JR.
WILLARD T. WALKER, JR.

INVESTMENT ADVISER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN & COMPANY, LTD.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
GODFREY & KAHN, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The registrant’s disclosure controls and procedures are periodically evaluated.  As of April 17, 2017, the date of the last evaluation, the registrant’s officers have concluded that the registrant’s disclosure controls and procedures are adequate (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
The registrant’s internal controls are periodically evaluated.  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report  that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Provident Mutual Funds, Inc.
Registrant

By    /s/J. Scott Harkness
        J. Scott Harkness, Principal Executive Officer

Date    May 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Provident Mutual Funds, Inc.
Registrant

By   /s/Michael A. Schelble
       Michael A. Schelble, Principal Financial Officer

Date     May 8, 2017